As filed with the Securities and Exchange Commission on March 11, 2011

Securities Act File No. 33-26305
Investment Company Act File No. 811-05742

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
__________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No.	|_|
Post-Effective Amendment No. 154	|X|
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. 156	|X|
(Check appropriate box or boxes)
__________________

BLACKROCK FUNDSSM
(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski
BlackRock Funds
55 East 52nd Street
New York, New York 10055
United States of America
(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund:
John A. MacKinnon, Esq.	Ira P. Shapiro, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055
__________________

It is proposed that this filing will become effective (check appropriate box)

|_|	immediately upon filing pursuant to paragraph (b)
|X|	on April 1, 2011 pursuant to paragraph (b)
|_|	60 days after filing pursuant to paragraph (a)(1)
|_|	on (date) pursuant to paragraph (a)(1)
|_|	75 days after filing pursuant to paragraph (a)(2)
|_|	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

|X|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value, $0.001 per share.

Explanatory Note

This Post-Effective Amendment No. 154 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 156 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock FundsSM (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until April 1, 2011, the effectiveness of the registration statement for BlackRock China Fund (the “Fund”), filed in Post-Effective Amendment No. 136 on October 5, 2010, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 154 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 136 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, BlackRock FundsSM (the “Registrant”) certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 154 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on the 11th day of March, 2011.

BLACKROCK FUNDSSM

By:	/s/ John M. Perlowski

John M. Perlowski
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 154 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

President and Chief Executive Officer
/s/ John M. Perlowski	(Principal Executive Officer)	March 11, 2011

John M. Perlowski

Chief Financial Officer (Principal
/s/ Neal J. Andrews	Financial and Accounting Officer)	March 11, 2011

Neal J. Andrews

Richard S. Davis*	Trustee

Richard S. Davis

Henry Gabbay*	Trustee

Henry Gabbay

David O. Beim*	Trustee

David O. Beim

Ronald W. Forbes*	Trustee

Ronald W. Forbes

Dr. Matina S. Horner*	Trustee

Dr. Matina S. Horner

Rodney D. Johnson*	Trustee

Rodney D. Johnson

Herbert I. London*	Trustee

Herbert I. London

Cynthia A. Montgomery*	Trustee

Cynthia A. Montgomery

	Joseph P. Platt*	Trustee

Joseph P. Platt

	Robert C. Robb, Jr.*	Trustee

Robert C. Robb, Jr.

	Toby Rosenblatt*	Trustee

Toby Rosenblatt

	Kenneth L. Urish*	Trustee

Kenneth L. Urish

	Frederick W. Winter*	Trustee

Frederick W. Winter

*By:	/s/ Ben Archibald		March 11, 2011

Ben Archibald (Attorney-In-Fact)

*	Power of Attorney, dated February 14, 2011, for Richard S. Davis, Henry Gabbay, David O. Beim, Ronald W. Forbes, Dr. Matina S. Horner, Rodney D. Johnson, Herbert I. London, Cynthia A. Montgomery, Joseph P. Platt, Robert C. Robb, Jr., Toby Rosenblatt, Kenneth L. Urish and Frederick W. Winter is incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of BlackRock International Fund of BlackRock Series, Inc. (File No. 333-56203), filed on February 28, 2011.